Common Stock (Details Textual) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Common Stock Disclosure [Line Items]
Payments of Stock Issuance Costs	$ 90,766	$ 0
Common Stock [Member]
Common Stock Disclosure [Line Items]
Common Stock Issue Price Per Share	$ 0.0001
Stock Issued During Period, Shares, New Issues	591,666
Proceeds from Issuance of Private Placement	1,774,999
Palladium Capital Advisors, LLC [Member]
Common Stock Disclosure [Line Items]
Warrants Issued During Period Number Of Warrants	22,083
Warrants Issued During Period Exercise Price Of Warrants	$ 3.00
Warrants Issued During Period Fair Value Of Warrants	62,241
Legal And Other Expense	90,766
Payments of Stock Issuance Costs	75,000
Fair Value Assumptions, Expected Volatility Rate	58.90%
Risk-Free Interest Rate	1.53%
Proceeds from Issuance of Warrants	1,684,233
Warrants Exercisable Term	5 years
Expected Term	5 years
Consultant [Member]
Common Stock Disclosure [Line Items]
Stock Issued During Period, Value, Issued for Services	123,744
Allocated Share-based Compensation Expense, Total	123,744
Stock Issued During Period, Shares, Issued for Services	30,000
Consultant Advisor [Member]
Common Stock Disclosure [Line Items]
Stock Issued During Period, Value, Issued for Services	6,056
Stock Issued During Period, Shares, Issued for Services	2,000
Professional Fees	6,056
First Month of Service [Member]
Common Stock Disclosure [Line Items]
Consultants Fees Under Joint Marketing Agreement	40,000
Second Month of Service [Member]
Common Stock Disclosure [Line Items]
Consultants Fees Under Joint Marketing Agreement	30,000
Third Month of Service [Member]
Common Stock Disclosure [Line Items]
Consultants Fees Under Joint Marketing Agreement	30,000
Four and Thereafter Months of Service [Member]
Common Stock Disclosure [Line Items]
Consultants Fees Under Joint Marketing Agreement	$ 10,000